Non-controlling interests - Summary of Each Subsidiary are before Intercompany Eliminations (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total assets	€ 2,472,179		€ 2,457,724	€ 2,415,054
Total equity	679,375	€ 703,680	644,304	645,034	€ 729,754	€ 725,487
Net revenues	728,993	603,340	1,292,402	1,014,733	1,321,327
(Loss)/Profit for the year	€ 21,021	€ 32,234	€ (127,661)	€ (46,540)	€ 25,439
Thom Browne Inc [Member] | Subsidiaries with material non-controlling interests [member] | USD
Disclosure of subsidiaries [line items]
Company			Thom Browne Inc.	Thom Browne Inc.
Group's percentage interest			90.00%	85.00%
Non- controlling interest percentage			10.00%	15.00%
Functional currency			USD	USD
Total assets			€ 233,472	€ 157,679
Total equity			129,244	105,890
Net revenues			312,311	203,859
(Loss)/Profit for the year			35,703	24,275
Dividends paid to non- controlling shareholders			€ 0	€ 0
Ermenegildo Zegna Vietnam LLC [Member]
Disclosure of subsidiaries [line items]
Group's percentage interest	90.50%		76.60%
Ermenegildo Zegna Vietnam LLC [Member] | Subsidiaries with material non-controlling interests [member] | VTD
Disclosure of subsidiaries [line items]
Company			Ermenegildo Zegna Vietnam LLC	Ermenegildo Zegna Vietnam LLC
Group's percentage interest			77.00%	77.00%
Non- controlling interest percentage			23.00%	23.00%
Functional currency			VTD	VTD
Total assets			€ 59,619,650	€ 36,801,969
Total equity			(65,153,441)	(61,223,291)
Net revenues			34,267,609	28,519,833
(Loss)/Profit for the year			(3,987,259)	(2,520,357)
Dividends paid to non- controlling shareholders			€ 0	€ 0
Ermenegildo Zegna Madrid SA [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company			Ermenegildo Zegna Madrid S.A.	Ermenegildo Zegna Madrid S.A.
Group's percentage interest			70.00%	70.00%
Non- controlling interest percentage			30.00%	30.00%
Functional currency			EUR	EUR
Total assets			€ 3,627	€ 2,935
Total equity			1,925	2,935
Net revenues			2,241	2,051
(Loss)/Profit for the year			(96)	(29)
Dividends paid to non- controlling shareholders			€ 0	€ (45)
Gruppo Dondi S.p .A [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company			Gruppo Dondi S.p.A.	Gruppo Dondi S.p.A.
Group's percentage interest			65.00%	65.00%
Non- controlling interest percentage			35.00%	35.00%
Functional currency			EUR	EUR
Total assets			€ 33,459	€ 24,590
Total equity			18,475	21,321
Net revenues			37,617	27,199
(Loss)/Profit for the year			4,783	1,147
Dividends paid to non- controlling shareholders			€ (182)	€ (354)
E .Z..Thai Holding Ltd [Member] | Subsidiaries with material non-controlling interests [member] | THB
Disclosure of subsidiaries [line items]
Company			E. Z. Thai Holding Ltd
Group's percentage interest			49.00%
Non- controlling interest percentage			51.00%
Functional currency			THB
Total assets			€ 12,979
Total equity			328
Net revenues			0
(Loss)/Profit for the year			(121)
Dividends paid to non- controlling shareholders			€ 0
Bonotto S.p.A [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company			Bonotto S.p.A.	Bonotto S.p.A.
Group's percentage interest			60.00%	60.00%
Non- controlling interest percentage			40.00%	40.00%
Functional currency			EUR	EUR
Total assets			€ 21,482	€ 22,345
Total equity			9,030	7,143
Net revenues			17,674	20,526
(Loss)/Profit for the year			1,840	(366)
Dividends paid to non- controlling shareholders			€ 0	€ (216)
Tessitura Ubertino S.r.l [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company			Tessitura Ubertino S.r.l.
Group's percentage interest			60.00%
Non- controlling interest percentage			40.00%
Functional currency			EUR
Total assets			€ 12,221
Total equity			8,786
Net revenues			5,625
(Loss)/Profit for the year			561
Dividends paid to non- controlling shareholders			€ 0
Cappellificio Cervo S.r.l [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company			Cappellificio Cervo S.r.l.
Group's percentage interest			51.00%
Non- controlling interest percentage			49.00%
Functional currency			EUR
Total assets			€ 1,498
Total equity			757
Net revenues			1,315
(Loss)/Profit for the year			(35)
Dividends paid to non- controlling shareholders			€ 0
Zegna South Asia Private LTD [Member]
Disclosure of subsidiaries [line items]
Company			Zegna South Asia Private LTD
Group's percentage interest			51.00%	51.00%
Zegna South Asia Private LTD [Member] | Subsidiaries with material non-controlling interests [member] | INR
Disclosure of subsidiaries [line items]
Company			Zegna South Asia Private LTD	Zegna South Asia Private LTD
Group's percentage interest			51.00%	51.00%
Non- controlling interest percentage			49.00%	49.00%
Functional currency			INR	INR
Total assets			€ 871,210	€ 654,611
Total equity			123,709	103,020
Net revenues			281,592	216,675
(Loss)/Profit for the year			21,891	(13,372)
Dividends paid to non- controlling shareholders			€ 0	€ 0
Zegna Gulf Trading LLC [Member] | Subsidiaries with material non-controlling interests [member] | AED
Disclosure of subsidiaries [line items]
Company			Zegna Gulf Trading LLC	Zegna Gulf Trading LLC
Group's percentage interest			49.00%	49.00%
Non- controlling interest percentage			51.00%	51.00%
Functional currency			AED	AED
Total assets			€ 125,086	€ 91,261
Total equity			921	(29,810)
Net revenues			137,355	57,826
(Loss)/Profit for the year			30,783	(9,600)
Dividends paid to non- controlling shareholders			€ 0	€ 0
Lanificio Ermenegildo Zegna e Figli S.p.A [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company				Lanificio Ermenegildo Zegna e Figli S.p.A.
Group's percentage interest				90.00%
Non- controlling interest percentage				10.00%
Functional currency				EUR
Total assets				€ 42,855
Total equity				27,077
Net revenues				52,945
(Loss)/Profit for the year				6,048
Dividends paid to non- controlling shareholders				€ (1,116)
A chill Land Pty Ltd [Member] | Subsidiaries with material non-controlling interests [member] | AUD
Disclosure of subsidiaries [line items]
Company				Achill Land Pty Ltd.
Group's percentage interest				60.00%
Non- controlling interest percentage				40.00%
Functional currency				AUD
Total assets				€ 11,749
Total equity				10,200
Dividends paid to non- controlling shareholders				€ 0